Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region [Line Items]
Total property and equipment, net:	$ 1,684	$ 1,165
Israel [Member]
Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region [Line Items]
Total property and equipment, net:	1,683	1,165
United States [Member]
Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region [Line Items]
Total property and equipment, net:			[1]

[1]	Represents less than $1.